Schedule of Contractholder Funds Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance [Line Items]
Balance, beginning of year	$ 3,670,557	$ 3,958,440	$ 4,344,897
Deposits	105,626	109,282	115,708
Interest credited	118,957	129,687	144,284
Benefits	(145,889)	(152,822)	(149,800)
Surrenders and partial withdrawals	(279,835)	(284,755)	(409,575)
Contract charges	(71,332)	(70,856)	(67,695)
Net transfers from separate accounts	143	153	38
Other adjustments	4,367	(18,572)	(19,417)
Balance, end of year	$ 3,402,594	$ 3,670,557	$ 3,958,440